Financing Receivables - Credit Quality - Commercial Mortgage Loans by LTV Ratio and Year of Origination (Details) - Commercial Loans - Commercial mortgage loans - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	$ 105	$ 193
Originated in fiscal year before latest fiscal year	186	116
Originated two years before latest fiscal year	112	209
Originated three years before latest fiscal year	196	101
Originated four years before latest fiscal year	149	154
Prior	1,031	1,027
Total amortized cost basis	1,779	1,800
Greater than 100 Percent
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	0	0
Originated in fiscal year before latest fiscal year	0	0
Originated two years before latest fiscal year	2	20
Originated three years before latest fiscal year	2	10
Originated four years before latest fiscal year	0	0
Prior	39	29
Total amortized cost basis	43	59
80 to 100 Percent
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	1	9
Originated in fiscal year before latest fiscal year	9	2
Originated two years before latest fiscal year	2	9
Originated three years before latest fiscal year	20	2
Originated four years before latest fiscal year	7	0
Prior	30	29
Total amortized cost basis	69	51
60 to 80 Percent
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	39	141
Originated in fiscal year before latest fiscal year	85	76
Originated two years before latest fiscal year	17	59
Originated three years before latest fiscal year	52	15
Originated four years before latest fiscal year	9	58
Prior	104	133
Total amortized cost basis	306	482
40 to 60 Percent
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	49	37
Originated in fiscal year before latest fiscal year	84	30
Originated two years before latest fiscal year	64	75
Originated three years before latest fiscal year	80	74
Originated four years before latest fiscal year	55	49
Prior	426	393
Total amortized cost basis	758	658
Less than 40 Percent
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	16	6
Originated in fiscal year before latest fiscal year	8	8
Originated two years before latest fiscal year	27	46
Originated three years before latest fiscal year	42	0
Originated four years before latest fiscal year	78	47
Prior	432	443
Total amortized cost basis	$ 603	$ 550